Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2024	2023
Land (1)	$9,946,330	$9,395,038
Machinery	12,154,188	13,398,770
Office and other equipment	2,576,328	2,078,313
Property and buildings (1)	675,349	285,260
Leasehold improvements	4,627,528	2,841,027
Operating equipment	669,020	491,928
Plant, property and equipment, gross	30,648,743	28,490,336
Construction in progress	971,267	1,592,843
Less: accumulated depreciation	(11,916,419)	(11,692,833)
Less: Impairment of property, plant and equipment	(181,919)	(194,812)
Property, plant and equipment, net	$19,521,672	$18,195,534

(1)	On July 11, 2023, the Group entered an agreement with Chiayi Sports Equipment Co., Ltd to acquire its land and buildings with the total area of 10,069 square meters, and the consideration of TWD 296,000,000 (approximately $9,666,884), including tax of TWD 415,000 (approximately $14,729). The land was freehold land with no depreciation recognized.

Depreciation expenses were $1,575,828 and $1,468,548 for the years ended December 31, 2024 and 2023, respectively.